Capital Group International Core Equity ETF

6455 Irvine Center Drive

Irvine, California 92618

February 7, 2024

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group International Core Equity ETF

On behalf of Capital Group International Core Equity ETF (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number is 0002008516. If you have any questions about the enclosed, please contact me at (213) 615-0956.

Sincerely,

/s/ Katherine Z. Solomon

Katherine Z. Solomon

Enclosure